UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2022

BrandywineGLOBAL —

DIVERSIFIED US LARGE

CAP VALUE FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — Diversified US Large Cap Value Fund for the six-month reporting period ended March 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2022

II	BrandywineGLOBAL — Diversified US Large Cap Value Fund

Performance review

For the six months ended March 31, 2022, Class A shares of BrandywineGLOBAL — Diversified US Large Cap Value Fund, excluding sales charges, returned 7.43%. The Fund’s unmanaged benchmark, the Russell 1000 Value Indexi, returned 6.98% for the same period. The Lipper Large-Cap Value Funds Category Averageii returned 7.38% over the same time frame.

Performance Snapshot as of March 31, 2022 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — Diversified US Large Cap Value Fund:
Class A	7.43%
Class C	7.08%
Class R	7.29%
Class I	7.63%
Class IS	7.67%
Russell 1000 Value Index	6.98%
Lipper Large-Cap Value Funds Category Average	7.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated January 28, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class R, Class I and Class IS shares were 1.18%, 2.21%, 1.62%, 0.84% and 0.72%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expense, and acquired fund fees and expenses, to average net assets will not exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.40% for Class R shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses of Class IS shares will not exceed the ratio of total annual

BrandywineGLOBAL — Diversified US Large Cap Value Fund	III

Performance review (cont’d)

fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned, or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses to average net assets of Class A, Class C and Class R shares will not exceed 1.10%, 1.85% and 1.35%, respectively. These expense limitation arrangements are expected to continue until December 31, 2023 but may be terminated at any time by the manager.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA
President and Chief Executive Officer

April 29, 2022

RISKS: Equity securities are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. In addition, the value approach to investing involves the risk that stocks may remain undervalued. Value stocks may underperform the overall equity market while the market concentrates on growth stocks. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	BrandywineGLOBAL — Diversified US Large Cap Value Fund

[i]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities). The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 396 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — Diversified US Large Cap Value Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2022 and September 30, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2021 and held for the six months ended March 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.43%	$1,000.00	$1,074.30	1.10%	$5.69	Class A	5.00%	$1,000.00	$1,019.45	1.10%	$5.54
Class C	7.08	1,000.00	1,070.80	1.85	9.55	Class C	5.00	1,000.00	1,015.71	1.85	9.30
Class R	7.29	1,000.00	1,072.90	1.35	6.98	Class R	5.00	1,000.00	1,018.20	1.35	6.79
Class I	7.63	1,000.00	1,076.30	0.80	4.14	Class I	5.00	1,000.00	1,020.94	0.80	4.03
Class IS	7.67	1,000.00	1,076.70	0.70	3.62	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

[1]	For the six months ended March 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2022

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.1%
Communication Services — 2.8%
Media — 2.8%
Comcast Corp., Class A Shares	149,200	$6,985,544
Fox Corp., Class A Shares	14,400	568,080
Interpublic Group of Cos. Inc.	9,600	340,320
Nexstar Media Group Inc., Class A Shares	600	113,088
Omnicom Group Inc.	9,000	763,920
Total Communication Services		8,770,952
Consumer Discretionary — 8.6%
Auto Components — 0.1%
BorgWarner Inc.	3,500	136,150
Lear Corp.	1,800	256,662
Total Auto Components		392,812
Automobiles — 0.9%
Ford Motor Co.	162,600	2,749,566
Distributors — 0.4%
Genuine Parts Co.	6,300	793,926
LKQ Corp.	12,800	581,248
Total Distributors		1,375,174
Diversified Consumer Services — 0.2%
Service Corp. International	7,400	487,068
Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp.	1,700	111,826
Darden Restaurants Inc.	2,000	265,900
Total Hotels, Restaurants & Leisure		377,726
Household Durables — 1.1%
DR Horton Inc.	15,600	1,162,356
Lennar Corp., Class A Shares	11,600	941,572
NVR Inc.	90	402,055	*
PulteGroup Inc.	11,400	477,660
Whirlpool Corp.	2,500	431,950
Total Household Durables		3,415,593
Internet & Direct Marketing Retail — 0.5%
eBay Inc.	29,100	1,666,266
Leisure Products — 0.1%
Brunswick Corp.	3,000	242,670
Multiline Retail — 1.4%
Macy’s Inc.	4,700	114,492
Target Corp.	20,900	4,435,398
Total Multiline Retail		4,549,890

See Notes to Financial Statements.

4	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Specialty Retail — 3.6%
Advance Auto Parts Inc.	2,700	$558,792
AutoNation Inc.	3,500	348,530	*
AutoZone Inc.	700	1,431,206	*
Bath & Body Works Inc.	3,500	167,300
Dick’s Sporting Goods Inc.	1,800	180,036
Lowe’s Cos. Inc.	30,900	6,247,671
O’Reilly Automotive Inc.	3,000	2,054,880	*
Penske Automotive Group Inc.	2,500	234,300
Williams-Sonoma Inc.	2,300	333,500
Total Specialty Retail		11,556,215
Textiles, Apparel & Luxury Goods — 0.2%
Capri Holdings Ltd.	4,700	241,533	*
Ralph Lauren Corp.	700	79,408
Skechers U.S.A. Inc., Class A Shares	3,800	154,888	*
Tapestry Inc.	3,600	133,740
Total Textiles, Apparel & Luxury Goods		609,569
Total Consumer Discretionary		27,422,549
Consumer Staples — 6.3%
Beverages — 0.1%
Molson Coors Beverage Co., Class B Shares	3,300	176,154
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club Holdings Inc.	4,400	297,484	*
Kroger Co.	24,200	1,388,354
Walgreens Boots Alliance Inc.	28,200	1,262,514
Total Food & Staples Retailing		2,948,352
Food Products — 2.6%
Archer-Daniels-Midland Co.	23,500	2,121,110
Bunge Ltd.	6,000	664,860
Campbell Soup Co.	4,900	218,393
Conagra Brands Inc.	7,000	234,990
Darling Ingredients Inc.	2,300	184,874	*
General Mills Inc.	19,700	1,334,084
JM Smucker Co.	3,500	473,935
Kellogg Co.	10,500	677,145
Kraft Heinz Co.	40,000	1,575,600
Tyson Foods Inc., Class A Shares	9,600	860,448
Total Food Products		8,345,439
Household Products — 0.2%
Kimberly-Clark Corp.	5,100	628,116

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2022

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Tobacco — 2.5%
Altria Group Inc.	60,000	$3,135,000
Philip Morris International Inc.	50,700	4,762,758
Total Tobacco		7,897,758
Total Consumer Staples		19,995,819
Energy — 7.2%
Oil, Gas & Consumable Fuels — 7.2%
APA Corp.	11,200	462,896
Chevron Corp.	21,663	3,527,386
EOG Resources Inc.	24,600	2,933,058
Exxon Mobil Corp.	137,800	11,380,902
Kinder Morgan Inc.	73,700	1,393,667
Marathon Oil Corp.	23,800	597,618
ONEOK Inc.	13,700	967,631
Ovintiv Inc.	7,900	427,153
Valero Energy Corp.	13,200	1,340,328
Total Energy		23,030,639
Financials — 24.6%
Banks — 11.7%
Bank of America Corp.	277,100	11,422,062
Citizens Financial Group Inc.	14,200	643,686
Comerica Inc.	4,400	397,892
Commerce Bancshares Inc.	3,890	278,485
Cullen/Frost Bankers Inc.	1,600	221,456
East-West Bancorp Inc.	4,700	371,394
Fifth Third Bancorp	23,500	1,011,440
First Horizon Corp.	13,335	313,239
JPMorgan Chase & Co.	90,000	12,268,800
KeyCorp	32,100	718,398
M&T Bank Corp.	3,800	644,100
Pinnacle Financial Partners Inc.	1,100	101,288
PNC Financial Services Group Inc.	13,900	2,563,855
Regions Financial Corp.	31,600	703,416
Synovus Financial Corp.	2,100	102,900
Truist Financial Corp.	43,500	2,466,450
US Bancorp	48,600	2,583,090
Zions Bancorp NA	5,100	334,356
Total Banks		37,146,307
Capital Markets — 3.4%
Ameriprise Financial Inc.	3,800	1,141,368
Bank of New York Mellon Corp.	29,300	1,454,159

See Notes to Financial Statements.

6	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Capital Markets — continued
Goldman Sachs Group Inc.	11,200	$3,697,120
Jefferies Financial Group Inc.	8,800	289,080
Morgan Stanley	28,600	2,499,640
Northern Trust Corp.	6,700	780,215
Raymond James Financial Inc.	7,000	769,370
SEI Investments Co.	4,900	295,029
Total Capital Markets		10,925,981
Consumer Finance — 2.7%
Ally Financial Inc.	12,300	534,804
American Express Co.	25,100	4,693,700
Capital One Financial Corp.	15,100	1,982,479
Credit Acceptance Corp.	500	275,185	*
Discover Financial Services	9,600	1,057,824
Total Consumer Finance		8,543,992
Diversified Financial Services — 0.2%
Equitable Holdings Inc.	14,600	451,286
Voya Financial Inc.	4,200	278,670
Total Diversified Financial Services		729,956
Insurance — 6.6%
Aflac Inc.	23,000	1,480,970
Allstate Corp.	10,000	1,385,100
American Financial Group Inc.	2,700	393,174
Arch Capital Group Ltd.	13,200	639,144	*
Assurant Inc.	1,800	327,294
Chubb Ltd.	14,800	3,165,720
Cincinnati Financial Corp.	5,400	734,184
Everest Re Group Ltd.	1,400	421,932
Fidelity National Financial Inc.	9,300	454,212
First American Financial Corp.	3,500	226,870
Globe Life Inc.	3,000	301,800
Hartford Financial Services Group Inc.	11,900	854,539
Lincoln National Corp.	6,500	424,840
Loews Corp.	8,600	557,452
Markel Corp.	400	590,096	*
MetLife Inc.	29,500	2,073,260
Old Republic International Corp.	6,900	178,503
Principal Financial Group Inc.	8,800	646,008
Prudential Financial Inc.	13,000	1,536,210
Reinsurance Group of America Inc.	1,100	120,406
RenaissanceRe Holdings Ltd.	1,400	221,914

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2022

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Insurance — continued
Travelers Cos. Inc.	15,100	$2,759,223
Willis Towers Watson PLC	4,200	992,124
WR Berkley Corp.	8,650	576,004
Total Insurance		21,060,979
Total Financials		78,407,215
Health Care — 20.2%
Biotechnology — 4.9%
AbbVie Inc.	54,000	8,753,940
Amgen Inc.	8,900	2,152,198
Gilead Sciences Inc.	38,300	2,276,935
Regeneron Pharmaceuticals Inc.	3,500	2,444,470	*
Total Biotechnology		15,627,543
Health Care Equipment & Supplies — 0.2%
Hologic Inc.	7,600	583,832	*
Health Care Providers & Services — 7.5%
AmerisourceBergen Corp.	8,600	1,330,506
Anthem Inc.	10,700	5,256,054
Cardinal Health Inc.	4,500	255,150
Centene Corp.	17,900	1,507,001	*
Cigna Corp.	11,200	2,683,632
CVS Health Corp.	40,700	4,119,247
DaVita Inc.	4,900	554,239	*
HCA Healthcare Inc.	14,400	3,608,928
Henry Schein Inc.	4,700	409,793	*
Laboratory Corp. of America Holdings	4,000	1,054,640	*
McKesson Corp.	6,500	1,989,845
Quest Diagnostics Inc.	5,800	793,788
Universal Health Services Inc., Class B Shares	3,300	478,335
Total Health Care Providers & Services		24,041,158
Life Sciences Tools & Services — 0.2%
Bio-Rad Laboratories Inc., Class A Shares	900	506,907	*
Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	34,100	2,490,323
Johnson & Johnson	80,400	14,249,292
Merck & Co. Inc.	82,500	6,769,125
Total Pharmaceuticals		23,508,740
Total Health Care		64,268,180
Industrials — 8.6%
Aerospace & Defense — 3.6%
General Dynamics Corp.	12,100	2,918,278

See Notes to Financial Statements.

8	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Aerospace & Defense — continued
Huntington Ingalls Industries Inc.	1,400	$279,216
L3Harris Technologies Inc.	6,500	1,615,055
Lockheed Martin Corp.	8,300	3,663,620
Northrop Grumman Corp.	5,100	2,280,822
Textron Inc.	9,600	714,048
Total Aerospace & Defense		11,471,039
Air Freight & Logistics — 1.8%
CH Robinson Worldwide Inc.	4,000	430,840
Expeditors International of Washington Inc.	5,100	526,116
United Parcel Service Inc., Class B Shares	22,400	4,803,904
Total Air Freight & Logistics		5,760,860
Building Products — 0.3%
Masco Corp.	11,200	571,200
Owens Corning	4,400	402,600
Total Building Products		973,800
Electrical Equipment — 0.1%
Sensata Technologies Holding PLC	4,700	238,995	*
Machinery — 2.1%
AGCO Corp.	1,200	175,236
Deere & Co.	10,000	4,154,600
Oshkosh Corp.	1,800	181,170
PACCAR Inc.	5,600	493,192
Parker-Hannifin Corp.	4,200	1,191,792
Snap-on Inc.	2,300	472,604
Total Machinery		6,668,594
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	4,200	368,928
Leidos Holdings Inc.	2,100	226,842
Total Professional Services		595,770
Road & Rail — 0.2%
AMERCO	900	537,246
Knight-Swift Transportation Holdings Inc.	5,400	272,484
Total Road & Rail		809,730
Trading Companies & Distributors — 0.3%
United Rentals Inc.	2,300	816,983	*
Total Industrials		27,335,771
Information Technology — 9.9%
Communications Equipment — 2.4%
Cisco Systems Inc.	137,400	7,661,424

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2022

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics Inc.	3,000	$355,890	*
Jabil Inc.	6,300	388,899
Total Electronic Equipment, Instruments & Components		744,789
IT Services — 1.6%
DXC Technology Co.	3,800	123,994	*
Fiserv Inc.	10,500	1,064,700	*
Genpact Ltd.	7,900	343,729
International Business Machines Corp.	27,400	3,562,548
Total IT Services		5,094,971
Semiconductors & Semiconductor Equipment — 1.4%
First Solar Inc.	3,500	293,090	*
Micron Technology Inc.	18,000	1,402,020
QUALCOMM Inc.	18,100	2,766,042
Total Semiconductors & Semiconductor Equipment		4,461,152
Software — 3.4%
NortonLifeLock Inc.	17,200	456,144
Oracle Corp.	122,800	10,159,244
Total Software		10,615,388
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	54,200	905,682
HP Inc.	54,000	1,960,200
Total Technology Hardware, Storage & Peripherals		2,865,882
Total Information Technology		31,443,606
Materials — 4.6%
Chemicals — 1.8%
Celanese Corp.	5,100	728,637
Dow Inc.	11,800	751,896
DuPont de Nemours Inc.	15,900	1,169,922
Eastman Chemical Co.	5,800	649,948
FMC Corp.	4,000	526,280
Huntsman Corp.	3,500	131,285
LyondellBasell Industries NV, Class A Shares	5,300	544,946
Mosaic Co.	16,100	1,070,650
Olin Corp.	2,400	125,472
Total Chemicals		5,699,036
Containers & Packaging — 0.9%
Amcor PLC	65,800	745,514
Berry Global Group Inc.	3,500	202,860	*
Crown Holdings Inc.	5,800	725,522

See Notes to Financial Statements.

10	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Containers & Packaging — continued
Packaging Corp. of America	3,800	$ 593,218
Sealed Air Corp.	6,500	435,240
Total Containers & Packaging		2,702,354
Metals & Mining — 1.9%
Freeport-McMoRan Inc.	23,300	1,158,942
Newmont Corp.	24,400	1,938,580
Nucor Corp.	12,800	1,902,720
Reliance Steel & Aluminum Co.	2,500	458,375
Steel Dynamics Inc.	8,800	734,184
Total Metals & Mining		6,192,801
Total Materials		14,594,191
Real Estate — 0.3%
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A Shares	5,300	485,056	*
Jones Lang LaSalle Inc.	2,100	502,866	*
Total Real Estate		987,922
Utilities — 5.0%
Electric Utilities — 3.6%
Alliant Energy Corp.	8,100	506,088
Duke Energy Corp.	12,300	1,373,418
Edison International	11,600	813,160
Entergy Corp.	6,500	758,875
Evergy Inc.	7,400	505,716
Eversource Energy	10,500	925,995
Exelon Corp.	41,000	1,952,830
FirstEnergy Corp.	17,900	820,894
NRG Energy Inc.	7,400	283,864
OGE Energy Corp.	3,300	134,574
Pinnacle West Capital Corp.	1,800	140,580
PPL Corp.	23,000	656,880
Southern Co.	34,700	2,516,097
Total Electric Utilities		11,388,971
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	14,600	339,450
Multi-Utilities — 1.2%
Dominion Energy Inc.	26,200	2,226,214
Public Service Enterprise Group Inc.	22,400	1,568,000
Total Multi-Utilities		3,794,214

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2022

BrandywineGLOBAL — Diversified US Large Cap Value Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Water Utilities — 0.1%
Essential Utilities Inc.		7,000	$357,910
Total Utilities			15,880,545
Total Common Stocks (Cost — $230,110,127)			312,137,389
Investments in Underlying Funds — 1.9%
iShares Russell 1000 Value ETF, iShares Trust
(Cost — $5,732,036)		35,736	5,931,461
Total Investments before Short-Term Investments (Cost — $235,842,163)			318,068,850

	Rate
Short-Term Investments — 1.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $4,266,942)	0.212%	4,266,942	4,266,942	(a)
Total Investments — 101.3% (Cost — $240,109,105)			322,335,792
Liabilities in Excess of Other Assets — (1.3)%			(4,279,070)
Total Net Assets — 100.0%			$318,056,722

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $4,266,942 and the cost was $4,266,942 (Note 8).

Abbreviation(s) used in this schedule:

ETF — Exchange-Traded Fund

See Notes to Financial Statements.

12	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $235,842,163)	$318,068,850
Investments in affiliated securities, at value (Cost — $4,266,942)	4,266,942
Receivable for securities sold	12,331,224
Receivable for Fund shares sold	435,181
Dividends receivable from unaffiliated investments	363,376
Dividends receivable from affiliated investments	282
Prepaid expenses	29,183
Total Assets	335,495,038

Liabilities:
Payable for securities purchased	14,755,715
Payable for Fund shares repurchased	2,417,126
Investment management fee payable	164,305
Service and/or distribution fees payable	10,730
Trustees’ fees payable	6,747
Accrued expenses	83,693
Total Liabilities	17,438,316
Total Net Assets	$318,056,722

Net Assets:
Par value (Note 7)	$154
Paid-in capital in excess of par value	192,581,931
Total distributable earnings (loss)	125,474,637
Total Net Assets	$318,056,722

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	13

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2022

Net Assets:
Class A	$49,976,147
Class C	$334,240
Class R	$154,033
Class I	$25,893,270
Class IS	$241,699,032

Shares Outstanding:
Class A	2,424,752
Class C	16,315
Class R	7,469
Class I	1,255,977
Class IS	11,724,260

Net Asset Value:
Class A (and redemption price)	$20.61
Class C*	$20.49
Class R (and redemption price)	$20.62
Class I (and redemption price)	$20.62
Class IS (and redemption price)	$20.62
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$21.87

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

14	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2022

Investment Income:
Dividends from unaffiliated investments	$3,725,900
Dividends from affiliated investments	379
Total Investment Income	3,726,279

Expenses:
Investment management fee (Note 2)	1,043,144
Service and/or distribution fees (Notes 2 and 5)	60,925
Transfer agent fees (Note 5)	46,996
Registration fees	43,186
Fund accounting fees	35,936
Legal fees	20,981
Audit and tax fees	17,163
Trustees’ fees	13,034
Shareholder reports	5,656
Interest expense	2,337
Insurance	1,802
Fees recaptured by investment manager (Note 2)	1,713
Custody fees	1,421
Miscellaneous expenses	4,467
Total Expenses	1,298,761
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(69,580)
Net Expenses	1,229,181
Net Investment Income	2,497,098

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	13,590,099
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	7,455,923
Net Gain on Investments	21,046,022
Increase in Net Assets From Operations	$23,543,120

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	15

Statements of changes in net assets

For the Six Months Ended March 31, 2022 (unaudited) and the Year Ended September 30, 2021	2022	2021

Operations:
Net investment income	$2,497,098	$7,946,573
Net realized gain	13,590,099	159,959,402
Change in net unrealized appreciation (depreciation)	7,455,923	5,489,504
Increase in Net Assets From Operations	23,543,120	173,395,479

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(35,986,835)	(36,441,976)
Decrease in Net Assets From Distributions to Shareholders	(35,986,835)	(36,441,976)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	37,612,091	89,252,347
Reinvestment of distributions	35,906,512	36,291,553
Cost of shares repurchased	(54,722,663)	(165,329,313)
Shares redeemed in-kind	—	(245,404,567)
Increase (Decrease) in Net Assets From Fund Share Transactions	18,795,940	(285,189,980)
Increase (Decrease) in Net Assets	6,352,225	(148,236,477)

Net Assets:
Beginning of period	311,704,497	459,940,974
End of period	$318,056,722	$311,704,497

See Notes to Financial Statements.

16	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.65	$16.66	$19.77	$21.85	$21.07	$18.64

Income (loss) from operations:
Net investment income	0.13	0.25	0.31	0.32	0.26	0.27
Net realized and unrealized gain (loss)	1.34	6.00	(1.31)	(0.52)	2.19	3.40
Total income (loss) from operations	1.47	6.25	(1.00)	(0.20)	2.45	3.67

Less distributions from:
Net investment income	(0.16)	(0.37)	(0.49)	(0.29)	(0.32)	(0.26)
Net realized gains	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)	(0.98)
Total distributions	(2.51)	(1.26)	(2.11)	(1.88)	(1.67)	(1.24)

Net asset value, end of period	$20.61	$21.65	$16.66	$19.77	$21.85	$21.07
Total return[3]	7.43%	38.09%	(6.24)%	(0.36)%	12.12%	20.54%

Net assets, end of period (000s)	$49,976	$44,626	$1,361	$2,440	$1,972	$1,096

Ratios to average net assets:
Gross expenses	1.16%[4]	1.18%	1.18%[5]	1.13%[5]	1.13%[5]	1.18%[5]
Net expenses[6,7,8]	1.10 [4]	1.09	1.10 [5]	1.10 [5]	1.10 [5]	1.08 [5]
Net investment income	1.23 [4]	1.16	1.76	1.68	1.23	1.39

Portfolio turnover rate	28%	75%[9]	54%	51%[9]	46%	38%

1	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020		2019	2018	2017

Net asset value, beginning of period	$21.48	$16.61	$19.21		$21.50	$20.79	$18.36

Income (loss) from operations:
Net investment income	0.05	0.10	0.31	[3]	0.18	0.09	0.13
Net realized and unrealized gain (loss)	1.34	5.96	(1.29)		(0.56)	2.17	3.36
Total income (loss) from operations	1.39	6.06	(0.98)		(0.38)	2.26	3.49

Less distributions from:
Net investment income	(0.03)	(0.30)	—		(0.32)	(0.20)	(0.08)
Net realized gains	(2.35)	(0.89)	(1.62)		(1.59)	(1.35)	(0.98)
Total distributions	(2.38)	(1.19)	(1.62)		(1.91)	(1.55)	(1.06)

Net asset value, end of period	$20.49	$21.48	$16.61		$19.21	$21.50	$20.79
Total return[4]	7.08%	37.16%	(6.06)%[3]		(1.29)%	11.28%	19.70%

Net assets, end of period (000s)	$334	$127	$141		$213	$288	$586

Ratios to average net assets:
Gross expenses	2.05%[5]	2.21%	2.34%[6]		1.89%[6]	2.04%[6]	1.98%[6]
Net expenses[7,8,9]	1.85 [5]	1.85	1.08	[3,6]	1.85 [6]	1.85 [6]	1.81 [6]
Net investment income	0.47 [5]	0.50	1.81	[3]	0.96	0.42	0.64

Portfolio turnover rate	28%	75%[10]	54%		51%[10]	46%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Ratios and total return for Class C for the year ended September 30, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been $0.20, total return would have been (6.80)% and the net expense and net investment income ratios would have been 1.71% and 1.18%, respectively.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%. This expense limitation arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2022[2]		2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.53		$16.58	$19.70	$21.80	$21.01	$18.60

Income (loss) from operations:
Net investment income	0.10		0.20	0.27	0.28	0.20	0.22
Net realized and unrealized gain (loss)	1.34		5.97	(1.30)	(0.53)	2.20	3.39
Total income (loss) from operations	1.44		6.17	(1.03)	(0.25)	2.40	3.61

Less distributions from:
Net investment income	(0.00)	[3]	(0.33)	(0.47)	(0.26)	(0.26)	(0.22)
Net realized gains	(2.35)		(0.89)	(1.62)	(1.59)	(1.35)	(0.98)
Total distributions	(2.35)		(1.22)	(2.09)	(1.85)	(1.61)	(1.20)

Net asset value, end of period	$20.62		$21.53	$16.58	$19.70	$21.80	$21.01
Total return[4]	7.29%		37.74%	(6.44)%	(0.62)%	11.89%	20.18%

Net assets, end of period (000s)	$154		$198	$118	$107	$68	$14

Ratios to average net assets:
Gross expenses	1.63%[5]		1.62%	1.68%	1.58%[6]	1.39%[6]	1.45%
Net expenses[7,8,9]	1.35	[5]	1.35	1.35	1.35 [6]	1.35 [6]	1.35
Net investment income	0.97	[5]	0.97	1.55	1.44	0.93	1.10

Portfolio turnover rate	28%		75%[10]	54%	51%[10]	46%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

4

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[9]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.35%. This expense limitation arrangement is expected to continue until December 31, 2023, but may be terminated at any time by the manager.

[10]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.66	$16.70	$19.79	$21.88	$21.10	$18.67

Income (loss) from operations:
Net investment income	0.16	0.32	0.37	0.37	0.34	0.33
Net realized and unrealized gain (loss)	1.35	6.00	(1.31)	(0.52)	2.17	3.40
Total income (loss) from operations	1.51	6.32	(0.94)	(0.15)	2.51	3.73

Less distributions from:
Net investment income	(0.20)	(0.47)	(0.53)	(0.35)	(0.38)	(0.32)
Net realized gains	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)	(0.98)
Total distributions	(2.55)	(1.36)	(2.15)	(1.94)	(1.73)	(1.30)

Net asset value, end of period	$20.62	$21.66	$16.70	$19.79	$21.88	$21.10
Total return[3]	7.63%	38.51%	(5.93)%	(0.10)%	12.48%	20.83%

Net assets, end of period (000s)	$25,893	$9,048	$3,630	$4,743	$19,444	$13,028

Ratios to average net assets:
Gross expenses	0.84%[4,5]	0.84%	0.85%[5]	0.83%[5]	0.85%[5]	0.90%
Net expenses[6,7]	0.80 [4,5]	0.80	0.80 [5]	0.80 [5]	0.80 [5]	0.79
Net investment income	1.54 [4]	1.54	2.09	1.92	1.59	1.67

Portfolio turnover rate	28%	75%[8]	54%	51%[8]	46%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.66	$16.71	$19.82	$21.91	$21.11	$18.68

Income (loss) from operations:
Net investment income	0.17	0.33	0.38	0.40	0.34	0.35
Net realized and unrealized gain (loss)	1.35	6.01	(1.30)	(0.53)	2.20	3.40
Total income (loss) from operations	1.52	6.34	(0.92)	(0.13)	2.54	3.75

Less distributions from:
Net investment income	(0.21)	(0.50)	(0.57)	(0.37)	(0.39)	(0.34)
Net realized gains	(2.35)	(0.89)	(1.62)	(1.59)	(1.35)	(0.98)
Total distributions	(2.56)	(1.39)	(2.19)	(1.96)	(1.74)	(1.32)

Net asset value, end of period	$20.62	$21.66	$16.71	$19.82	$21.91	$21.11
Total return[3]	7.67%	38.64%	(5.82)%	0.01%	12.60%	20.97%

Net assets, end of period (millions)	$242	$258	$425	$593	$938	$802

Ratios to average net assets:
Gross expenses	0.74%[4]	0.72%	0.73%[5]	0.72%[5]	0.72%[5]	0.80%
Net expenses[6,7]	0.70 [4]	0.70	0.70 [5]	0.70 [5]	0.70 [5]	0.70
Net investment income	1.62 [4]	1.62	2.17	2.08	1.61	1.76

Portfolio turnover rate	28%	75%[8]	54%	51%[8]	46%	38%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

5	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Diversified US Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

22	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$312,137,389	—	—	$312,137,389
Investments in Underlying Funds	5,931,461	—	—	5,931,461
Total Long-Term Investments	318,068,850	—	—	318,068,850
Short-Term Investments†	4,266,942	—	—	4,266,942
Total Investments	$322,335,792	—	—	$322,335,792

†	See Schedule of Investments for additional detailed categorizations.

(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(c) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(e) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

24	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. LMPFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.650%
Next $1 billion	0.625
Next $3 billion	0.600
Next $5 billion	0.575
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I and Class IS shares did not exceed 1.15%, 1.90%, 1.40%, 0.80% and 0.70%, respectively. In addition, the ratio of

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class R shares did not exceed 1.10%, 1.85% and 1.35%, respectively. These arrangements are expected to continue until December 31, 2023, but may be terminated at any time by LMPFA.

During the six months ended March 31, 2022, fees waived and/or expenses reimbursed amounted to $69,580, which included an affiliated money market fund waiver of $447.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class R	Class I	Class IS
Expires September 30, 2022	$606	$291	$194	$3,888	$124,983
Expires September 30, 2023	1,341	49	379	2,127	129,252
Expires September 30, 2024	9,988	417	464	786	71,869
Expires September 30, 2025	13,694	230	230	3,453	50,196
Total fee waivers/expense reimbursements subject to recapture	$25,629	$987	$1,267	$10,254	$376,300

For the six months ended March 31, 2022, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class I
LMPFA recaptured	$1,713

26	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$15,511
CDSCs	870

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of March 31, 2022, Franklin Resources and its affiliates owned 73% of the Fund.

3. Investments

During the six months ended March 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$88,216,663
Sales	101,374,836

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

At March 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$240,109,105	$84,765,321	$(2,538,634)	$82,226,687

4. Derivative instruments and hedging activities

During the six months ended March 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$59,338	$39,777
Class C	1,173	356
Class R	414	323
Class I	—	6,300
Class IS	—	240
Total	$60,925	$46,996

For the six months ended March 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$13,956
Class C	231
Class R	231
Class I	3,545
Class IS	51,617
Total	$69,580

28	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
Net Investment Income:
Class A	$329,672	$355,073
Class A2†	—	362,731
Class C	347	2,317
Class R	17	2,646
Class I	134,563	111,906
Class IS	2,335,411	12,265,360
Total	$2,800,010	$13,100,033

Net Realized Gains:
Class A	$4,847,974	$1,234,634
Class A2†	—	498,842
Class C	24,434	6,006
Class R	14,849	7,363
Class I	1,604,457	222,372
Class IS	26,695,111	21,372,726
Total	$33,186,825	$23,341,943

†	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At March 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	245,236	$5,075,414	2,013,545	$45,066,768
Shares issued on reinvestment	264,816	5,174,506	72,150	1,583,262
Shares repurchased	(146,205)	(3,051,674)	(106,469)	(2,251,355)
Net increase	363,847	$7,198,246	1,979,226	$44,398,675

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2022		Year Ended September 30, 2021

	Shares	Amount	Shares	Amount
Class A2†
Shares sold	—	—	273,414	$5,321,944
Shares issued on reinvestment	—	—	47,575	861,573
Shares repurchased	—	—	(2,140,803)	(46,682,931)
Net decrease	—	—	(1,819,814)	$(40,499,414)

Class C
Shares sold	9,767	$207,962	50	$992
Shares issued on reinvestment	1,273	24,781	417	8,323
Shares repurchased	(653)	(13,110)	(3,010)	(58,109)
Net increase (decrease)	10,387	$219,633	(2,543)	$(48,794)

Class R
Shares sold	823	$17,413	1,824	$35,628
Shares issued on reinvestment	760	14,866	437	9,004
Shares repurchased	(3,286)	(74,086)	(206)	(4,283)
Net increase (decrease)	(1,703)	$(41,807)	2,055	$40,349

Class I
Shares sold	1,466,057	$30,667,514	374,252	$8,225,569
Shares issued on reinvestment	85,408	1,667,165	9,321	193,777
Shares repurchased	(713,152)	(14,616,580)	(183,304)	(3,957,371)
Net increase	838,313	$17,718,099	200,269	$4,461,975

Class IS
Shares sold	78,177	$1,643,788	1,530,105	$30,601,446
Shares issued on reinvestment	1,486,946	29,025,194	1,653,965	33,635,614
Shares repurchased	(1,737,920)	(36,967,213)	(5,312,957)	(112,375,264)
Shares redeemed in-kind	—	—	(11,403,558)	(245,404,567)
Net decrease	(172,797)	$(6,298,231)	(13,532,445)	$(293,542,771)

†

On June 24, 2021, the Fund converted 1,929,947 Class A2 shares into 1,900,666 Class A shares, valued at $42,593,936. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

30	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

all or some portion of the six months ended March 31, 2022. The following transactions were effected in such company for the six months ended March 31, 2022.

	Affiliate Value at September 30, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,071,684	$31,894,647	31,894,647	$28,699,389	28,699,389

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$379	—	$4,266,942

9. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended March 31, 2022.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of

BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

32	BrandywineGLOBAL — Diversified US Large Cap Value Fund 2022 Semi-Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

BrandywineGLOBAL — Diversified US Large Cap Value Fund	33

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

34	BrandywineGLOBAL — Diversified US Large Cap Value Fund

BrandywineGLOBAL —

Diversified US Large Cap Value Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment

Management, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — Diversified US Large Cap Value Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Diversified US Large Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

LMFX013521 5/22 SR22-4393

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	May 25, 2022